UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2010
                                                  -------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): /  / is a restatement.
                                  /  / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     American Beacon Advisors, Inc.
Address:  4151 Amon Carter Blvd., MD  2450
          Fort Worth , TX 76155


Form 13F File Number:  28-14511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rosemary K. Behan
Title:    Vice President and General Counsel
Phone:    (817) 391-6170

Signature, Place, and Date of Signing:

  /s/ Rosemary K. Behan     Fort Worth, TX    February ?, 2012
  ----------------------   --------------     -----------------
        [Signature]         [City, State]           [Date]



/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
--------------------------------------------------

Form 13F File Number          Name

28-01006                  Barrow, Hanley, Mewhinney & Strauss, LLC
28-02204                  Brandywine Global Investment Management, LLC
28-11166                  Calamos Advisors LLC
28-12075                  CB Richard Ellis Global Real Estate Securities, LLC
28-06700                  Dreman Value Management, LLC
28-03578                  Franklin Advisers, Inc.
28-10068                  Hotchkis and Wiley Capital Management LLC
28-10469                  Lazard Asset Management LLC
28-05723                  Metropolitan West Capital Management, LLC
28-11866                  Morgan Stanley Investment Management Inc.
28-11411                  Opus Capital Group, LLC
28-03791                  Pzena Investment Management, LLC
28-01074                  Templeton Investment Counsel, LLC
28-00242                  The Boston Company Asset Management, LLC
28-04884                  The Renaissance Group LLC
28-03676                  Winslow Capital Management, Inc.
28-11061                  Zebra Capital Management, LLC
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                       FORM 13F SUMMARY PAGE
                      -----------------------


Report Summary:
---------------

Number of Other Included Managers:            0
                                           ------

Form 13F Information Table Entry Total:       4
                                           -------

Form 13F Information Table Value Total:     $1,157
                                           --------
                                          (thousands)

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
                                                FORM 13-F INFORMATION TABLE


COLUMN 1           COLUMN 2      COLUMN 3     COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7         COLUMN 8

                   TITLE OF                    VALUE      SHRS OR  SH/  PUT/     INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER      LASS          CUSIP       (x$1000)    PRN AMT  PRN  CALL     DISCRETION     MANAGERS   SOLE   SHARED   NONE
-----------------  ---------    ---------    ---------   --------  ---  ----    ------------- ----------  ----  -------- ------

DEX ONE CORP       COM          25212W100       204       10,761   SH              DEFINED                 10,761

E TRADE
FINANCIAL CORP     NOTE 8/3     269246AZ7       274       240,000  PRN             DEFINED                 240,000

                   NOTE
HORIZON LINES INC  4.25% 8/1    44044KAB7       660       800,000  PRN             DEFINED                 800,000

SUPERMEDIA INC     COM          868447103       19        1,037    SH              DEFINED                 1,037

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